Revenue from Contracts with Customers - Narrative (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Revenue from Contract with Customer [Abstract]
Contract with customer, liability, revenue recognized	$ 33	$ 20	$ 107	$ 89	$ 108	$ 104